Major Restructuring Costs - Summary of Major Restructuring Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restructuring costs [line items]
Cost of sales	£ 11,704	£ 11,863	£ 10,241
Selling, general and administration	11,456	11,402	9,915
Other operating expense	(1,624)	(689)	1,588
Cost charged to operating profit	1,532	1,105	809
Cost of major restructuring [member]
Disclosure of restructuring costs [line items]
Cost of sales	667	658	443
Selling, general and administration	659	332	315
Research and development	206	114	49
Other operating expense	0	1	2
Cost charged to operating profit	£ 1,532	£ 1,105	£ 809